Registration No. 333-39626
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

/_/ Pre-Effective Amendment No.      /x/ Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                         THE DREYFUS/LAUREL FUNDS TRUST

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               (Exact Name of Registrant as Specified in Charter)

                                 (212) 922-6000

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                        (Area Code and Telephone Number)


                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166

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                (Address of Principal Executive Offices: Number,
                         Street, City, State, Zip Code)

                     (Name and Address of Agent for Service)

                              Mark N. Jacobs, Esq.
                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166

                                    copy to:

                             Thomas M. Leahey, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800

         An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

          This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-39626) filed on June 19, 2000.

          This Post-Effective Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

                         THE DREYFUS/LAUREL FUNDS TRUST
                                     PART C
                                OTHER INFORMATION
ITEM 15. INDEMNIFICATION.
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          The response to this item is incorporated by reference to Item 25 of
Part C of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2000.

ITEM 16. Exhibits - All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File No. 33-43846) (the "Registration Statement") unless otherwise noted.


     (1)(a) Second Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 87.

     (1)(b) Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on February 7, 1994. Incorporated by reference to Post-Effective Amendment No. 90.

     (1)(c) Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 90.

     (1)(d) Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 93.

     (1)(e) Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 93.

     (1)(f) Amendment No. 8 to Registrant's Second Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 112.

     (2) Amended and Restated By-Laws. Incorporated by reference to Post-Effective Amendment No. 75.

     (3)       Not Applicable.

     (4)       Agreement and Plan of Reorganization.*

     (5)       Not Applicable.

     (6)(a) Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994. Incorporated by reference to Post- Effective Amendment No. 90.

     (6)(b) Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994 (relating to Investment Management Agreement dated April 4, 1994). Incorporated by reference to Post-Effective Amendment No. 93.

     (7) Distribution Agreement between the Registrant and Dreyfus Service Corporation. Incorporated by reference to Post-Effective Amendment No. 112.

     (8)       Not Applicable.

     (9) Custody and Fund Accounting Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994. Incorporated by reference to Post-Effective Amendment No. 102.

     (10) Restated Distribution Plan (relating to Class A Shares). Incorporated by reference to Post-Effective Amendment No. 93.

     (11)(a) Opinion of counsel is incorporated by reference to the Registration Statement and to Post-Effective Amendment No. 93.

     (11)(b)   Consent of counsel.**

     (12)      Opinion and consent of counsel regarding tax matter.

     (13)      Not Applicable.

     (14)      Consent of Independent Auditors.**

     (15)      Not Applicable.

     (16) Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 112 and to the Signature Page hereof.

     (17)(a)   Form of Proxy.*

     (17)(b) Registrant's Prospectus for Dreyfus Premier Limited Term High Income Fund dated May 1, 2000.**

     (17)(c) Dreyfus Short Term High Yield Fund's Prospectus dated March 1, 2000.**

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*    Filed on June 19, 2000 as part of the Prospectus/Proxy Statement contained in the N-14 Registration Statement.
**   Filed on June 19, 2000 as an Exhibit to the N-14 Registration Statement.

ITEM 17.  UNDERTAKINGS.
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     (1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

          As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, State of New York, on the 12th day of October, 2000.

                                       THE DREYFUS/LAUREL FUNDS TRUST
                                       (Registrant)

                                       By: /S/STEPHEN E. CANTER
                                          ---------------------------------
                                           Stephen E. Canter, President

          Pursuant to the requirements of the Securities Act of 1993, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

STEPHEN E. CANTER*                President
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Stephen E. Canter                   (Principal Executive
                                    Officer)

JOSEPH W. CONNOLLY*              Vice President and Treasurer
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Joseph W. Connolly                  (Principal Financial and
                                    Accounting Officer)

JOSEPH S. DIMARTINO*             Chairman of the Board
----------------------
Joseph S. DiMartino

JAMES M. FITZGIBBONS*            Trustee
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James M. Fitzgibbons

J. TOMLINSON FORT*               Trustee
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J. Tomlinson Fort

ARTHUR L. GOESCHEL*              Trustee
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Arthur L. Goeschel

KENNETH A. HIMMEL*               Trustee
--------------------
Kenneth A. Himmel

STEPHEN J. LOCKWOOD*             Trustee
----------------------
Stephen J. Lockwood

ROSLYN M. WATSON*                Trustee
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Roslyn M. Watson

BENAREE PRATT WILEY*             Trustee
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Benaree Pratt Wiley


*By: /S/JOHN B. HAMMALIAN                              October 12, 2000
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John B. Hammalian, Attorney in Fact


                                  EXHIBIT INDEX

Exhibit 12    Opinion and consent of counsel regarding tax matter.